Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of provision for income taxes
	2015	2014

Taxes currently payable
Federal	$883,916	$798,160
State	320,593	—
Deferred income taxes	(137,484)	135,886

Income tax expense	$1,067,025	$934,046

Schedule of reconciliation of income tax expense at the statutory rate to actual income tax expense

	2015	2014

Computed at the statutory rate (34%)	$1,391,670	$1,328,312
Increase (decrease) resulting from
Tax exempt interest	(454,067)	(503,089)
State income taxes, net	188,690	173,879
Increase in cash surrender value	(59,646)	(63,235)
Other	378	(1,821)

Actual tax expense	$1,067,025	$934,046

Tax expense as a percentage of pre-tax income	26.07%	23.91%

Schedule of tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets

	2015	2014
Deferred tax assets
Allowance for loan losses	$1,015,661	$1,060,419
Deferred compensation	1,817,124	1,712,570
State net operating loss carryforward	—	4,749
Other	29,497	40,270
	2,862,282	2,818,008

Deferred tax liabilities
Unrealized gains on available-for-sale securities	(407,145)	(366,521)
Depreciation	(434,043)	(478,427)
Federal Home Loan Bank stock dividends	(147,858)	(152,224)
Prepaid expenses	(56,374)	(79,868)
Mortgage servicing rights	(233,795)	(254,762)
	(1,279,215)	(1,331,802)

Net deferred tax asset	$1,583,067	$1,486,206